FAIR VALUE MEASUREMENT - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Gain or Losses included in earnings	¥ 0	¥ (8,749,608)	¥ (3,553,249)
Convertible debt
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at the beginning		(22,450,219)	(17,863,647)
Gain or Losses included in earnings		(8,749,608)	(3,553,249)
Foreign Currency Translation Adjustment		(633,141)	(1,033,323)
Extinguishment		31,832,968
Balance at the end			(22,450,219)
Investment securities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at the beginning	23,579,048	21,887,899
Purchase			20,587,500
Gain or Losses included in earnings	4,857,986	(274,829)	(490,661)
Gain or Losses included in other comprehensive loss	(3,406,863)	1,591,098	1,693,634
Foreign Currency Translation Adjustment	42,994	374,880	97,426
Extinguishment	(25,023,165)
Balance at the end	50,000	23,579,048	21,887,899
Debt securities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at the beginning	23,523,746	21,559,157
Purchase			19,751,605
Gain or Losses included in earnings	4,863,233
Gain or Losses included in other comprehensive loss	(3,406,863)	1,591,098	1,693,634
Foreign Currency Translation Adjustment	42,977	373,491	113,918
Extinguishment	(25,023,093)
Balance at the end		23,523,746	21,559,157
Equity securities with readily determinable fair value
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at the beginning	55,302	328,742
Purchase			835,895
Gain or Losses included in earnings	(5,247)	(274,829)	(490,661)
Foreign Currency Translation Adjustment	17	1,389	(16,492)
Extinguishment	(72)
Balance at the end	¥ 50,000	¥ 55,302	¥ 328,742